Segment Information - Schedule of Performance and Making Key Decisions Regarding Resource (Details) - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
General and administrative expenses		$ 1,239
Total operating expenses		(1,239)
Income tax expense
Net loss	$ 0	$ (1,239)	$ (66,441)